Document and Entity Information	Jul. 29, 2025
Cover [Abstract]
Entity Registrant Name	LEVI STRAUSS & CO
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000094845
Document Type	8-K
Document Period End Date	Jul. 29, 2025
Entity File Number	001-06631
Entity Tax Identification Number	94-0905160
Entity Address, Address Line One	1155 Battery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	(415)
Local Phone Number	501-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	LEVI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false